Nov. 30, 2017
Class A, Class C, Institutional Class and Class R6 | Neuberger Berman Multi-Asset Income Fund
Supplement to the Summary Prospectuses
Neuberger Berman Alternative and Multi-Asset Class Funds® (“Alternative Funds”)

Neuberger Berman Multi-Asset Income Fund
Class A, Class C, Institutional Class and Class R6

Supplement to the Summary Prospectuses, Prospectuses and Statements of Additional Information, each dated February 28, 2017, as amended and supplemented

Effective December 1, 2017, the following change applies to the Prospectuses for the Neuberger Berman Global Allocation Fund and Neuberger Berman Multi-Asset Income Fund (collectively, the “Funds”):

The following is added to the “Principal Investment Risks” section of the Funds’ Summary Prospectuses:

Quantitative Investing Risk. The Fund’s investment strategies may employ quantitative algorithms and models that rely heavily on the use of proprietary and nonproprietary data, software and intellectual property that may be licensed from a variety of sources. The quality of the resulting analysis and investment selections produced by the portfolio construction process depends on a number of factors including the accuracy of voluminous data inputs into the quantitative models used in the investment process, the mathematical and analytical underpinnings of the coding, the accuracy in translating those analytics into program code, the speed that market conditions change and the successful integration of the various quantitative models in the portfolio selection process. To a significant extent, the performance of a strategy that utilizes quantitative investment techniques will depend on the success of implementing and managing the investment models that assist in allocating the Fund’s assets. Models that have been formulated on the basis of past market data may not be predictive of future price movements. Models may not be reliable if unusual or disruptive events cause market moves the nature or size of which are inconsistent with the historic performance of individual markets and their relationship to one another or to other macroeconomic events. Models may also have hidden biases or exposure to broad structural or sentiment shifts. In the event that actual events fail to conform to the assumptions underlying such models, losses could be incurred.

Quantitative investment techniques also present the risk that errors may occur and such errors may be extremely hard to detect. In some cases, an error can go undetected for a long period of time. In many cases it is not possible to fully quantify the impact of an error given the dynamic nature of the quantitative models and changing markets. Analytical errors, software errors, development errors and implementation errors as well as data errors are inherent risks. Quantitative investment techniques often require timely and efficient execution of transactions. Inefficient execution of trades can eliminate the ability to capture the pricing differentials that the strategy seeks to capture.

The date of this supplement is November 30, 2017.

Please retain this supplement for future reference.

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